4. Significant Accounting Policies (Details) - Financial Instrument	12 Months Ended
Dec. 31, 2018
DisclosureOfFinancialInstrumentLineItems [Line Items]
Financial instrument	Bonds and securities
Classification as IAS39	Available for sale
New classification (IFRS 9)	Fair value through profit or loss
Financial instrument	Collaterals and escrow accounts
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	Trade accounts receivable
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	CRC transferred to the State Government of Paraná
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	Sectorial financial assets
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	Accounts receivable related to the concession - transmission (amortizable)
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	(a)
Financial instrument	Accounts receivable related to the concession - transmission (indemnable)
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	(a)
Financial instrument	Accounts receivable related to the concession - bonus from the grant
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	Accounts receivable related to the concession - distribution
Classification as IAS39	Available for sale
New classification (IFRS 9)	Fair value through profit or loss
Financial instrument	Accounts receivable related to the concession compensation
Classification as IAS39	Available for sale
New classification (IFRS 9)	Fair value through profit or loss
Financial instrument	State of Paraná - Government Programs
Classification as IAS39	Loans and receivables
New classification (IFRS 9)	Amortized cost
Financial instrument	Other temporary investments
Classification as IAS39	Available for sale
New classification (IFRS 9)	Fair value through profit or loss